Note 4 - Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 4.     Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2017	2018
Payroll and related expenses	$273	$241
Accrued term loan final payment	197	421
Accrued clinical trial expense	654	—
Professional fees and other costs	34	195
Total accrued liabilities	$1,158	$857